Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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Taxable Municipal Bond Series
Account Value [Line Items]
Line Graph and Table Measure Name	Taxable Municipal Bond Series
Account Value		$ 10,986	$ 10,244	$ 13,708	$ 13,603	$ 12,807	$ 12,011	$ 11,772	$ 11,201	$ 10,763	$ 10,545	$ 10,566	$ 10,303	$ 13,876	$ 13,533	$ 12,856	$ 11,818	$ 11,690	$ 11,177	$ 10,749	$ 10,415	$ 10,080	$ 9,892	$ 13,765	$ 13,301	$ 12,844	$ 11,746	$ 11,654	$ 11,407	$ 10,707	$ 10,289	$ 10,257	$ 10,212	$ 13,639	$ 13,426	$ 12,843	$ 11,835	$ 11,606	$ 11,518	$ 10,695	$ 10,218	$ 10,621	$ 10,793	$ 13,808	$ 13,370	$ 12,956	$ 11,879	$ 11,637	$ 11,517	$ 10,604	$ 10,235	$ 10,652	$ 11,098	$ 13,817	$ 13,401	$ 12,625	$ 11,772	$ 11,535	$ 11,515	$ 10,611	$ 10,023	$ 11,026	$ 10,784	$ 11,047	$ 13,614	$ 13,254	$ 12,599	$ 11,815	$ 11,509	$ 11,420	$ 10,449	$ 10,000		$ 10,869	$ 10,788	$ 11,052	$ 13,399	$ 13,134	$ 12,514	$ 11,813	$ 11,485	$ 11,160	$ 10,645		$ 10,664	$ 10,862	$ 11,705	$ 13,340	$ 13,083	$ 12,246	$ 11,740	$ 11,384	$ 11,096	$ 10,612		$ 11,036	$ 10,766	$ 12,606	$ 13,086	$ 12,995	$ 12,256	$ 11,795	$ 11,327	$ 11,085	$ 10,678		$ 10,905	$ 10,529	$ 13,247	$ 13,329	$ 13,295	$ 12,037	$ 11,676	$ 11,345	$ 11,041	$ 10,615		$ 11,012	$ 10,731	$ 13,351	$ 13,534	$ 13,046	$ 12,051	$ 11,687	$ 11,227	$ 10,958	$ 10,771
Intermediate Government Bond Series
Account Value [Line Items]
Line Graph and Table Measure Name	Intermediate Government Bond Series
Account Value	$ 11,861																																																																								$ 11,804											$ 11,735											$ 11,740											$ 11,695											$ 11,715											$ 11,670	$ 11,540	$ 11,424	$ 11,382	$ 11,401	$ 11,359	$ 11,341	$ 11,336	$ 11,367	$ 11,339	$ 11,176	$ 11,269	$ 11,204	$ 11,175	$ 11,078	$ 11,104	$ 11,259	$ 11,354	$ 11,296	$ 11,334	$ 11,335	$ 11,407	$ 11,513	$ 11,551	$ 11,610	$ 11,623	$ 11,624	$ 11,649	$ 11,685	$ 11,698	$ 11,676	$ 11,678	$ 11,667	$ 11,657	$ 11,692	$ 11,728	$ 11,740	$ 11,730	$ 11,731	$ 11,753	$ 11,755	$ 11,755	$ 11,733	$ 11,734	$ 11,700	$ 11,668	$ 11,555	$ 11,388	$ 11,298	$ 11,287	$ 11,332	$ 11,287	$ 11,310	$ 11,177	$ 11,187	$ 11,132	$ 10,988	$ 10,988	$ 10,867	$ 10,857	$ 10,811	$ 10,669	$ 10,614	$ 10,635	$ 10,678	$ 10,601	$ 10,643	$ 10,663	$ 10,576	$ 10,661	$ 10,617	$ 10,638	$ 10,764	$ 10,762	$ 10,772	$ 10,791	$ 10,864	$ 10,799	$ 10,755	$ 10,796	$ 10,741	$ 10,667	$ 10,685	$ 10,644	$ 10,621	$ 10,639	$ 10,897	$ 10,967	$ 10,925	$ 10,985	$ 10,973	$ 10,757	$ 10,765	$ 10,775	$ 10,783	$ 10,691	$ 10,436	$ 10,454	$ 10,493	$ 10,552	$ 10,420	$ 10,388	$ 10,296	$ 10,425	$ 10,423	$ 10,471	$ 10,390	$ 10,568	$ 10,259	$ 10,266	$ 10,166	$ 10,066	$ 10,143	$ 9,993	$ 10,000
Tennessee Tax-Free Short-to-Medium Series
Account Value [Line Items]
Line Graph and Table Measure Name	Tennessee Tax-Free Short-to-Medium Series
Account Value	$ 11,085																																																																								11,014											11,029											11,056											11,082											11,077											11,103	11,011	10,792	10,786	10,877	10,904	10,888	10,841	10,910	10,947	10,815	10,971	10,841	10,816	10,634	10,651	10,837	10,980	10,850	10,868	10,748	10,859	11,042	11,082	11,265	11,261	11,236	11,273	11,310	11,336	11,290	11,296	11,292	11,248	11,213	11,323	11,298	11,293	11,248	11,264	11,259	11,295	11,199	11,215	10,947	10,963	11,139	11,075	10,948	10,923	10,909	10,894	10,990	10,896	10,821	10,776	10,672	10,678	10,604	10,551	10,477	10,384	10,301	10,337	10,383	10,380	10,357	10,345	10,273	10,310	10,317	10,335	10,380	10,337	10,412	10,417	10,451	10,418	10,374	10,409	10,337	10,295	10,290	10,247	10,204	10,151	10,358	10,401	10,436	10,443	10,430	10,351	10,376	10,344	10,359	10,338	10,250	10,237	10,234	10,212	10,153	10,140	10,099	10,086	10,119	10,143	10,129	10,201	10,075	10,079	10,084	10,061	10,075	10,014	10,000
Tennessee Tax-Free Income Series
Account Value [Line Items]
Line Graph and Table Measure Name	Tennessee Tax-Free Income Series
Account Value	$ 11,937																																																																																														11,916																																	11,940			11,154			11,610			11,623			11,421			11,025			11,406			11,699			12,289			12,221			12,254			12,110			12,153			12,017			11,916			11,724			11,685			11,645			11,483			11,301			11,031			10,889			10,923			10,870			10,999			10,915			10,822			10,661			10,577			10,871			10,934			10,702			10,560			10,418			10,277			10,376			10,316			10,166			10,000
North Carolina Tax-Free Short-to-Medium Series
Account Value [Line Items]
Line Graph and Table Measure Name	North Carolina Tax-Free Short-to-Medium Series
Account Value	$ 10,971																																																																								10,901											10,926											10,961											10,976											10,980											11,005	10,914	10,645	10,649	10,758	10,804	10,787	10,740	10,827	10,873	10,722	10,893	10,733	10,696	10,475	10,491	10,733	10,893	10,735	10,783	10,646	10,795	11,024	11,052	11,261	11,257	11,223	11,249	11,296	11,321	11,267	11,273	11,268	11,213	11,188	11,274	11,269	11,253	11,189	11,204	11,200	11,225	11,120	11,135	10,902	10,907	11,129	11,046	10,914	10,889	10,866	10,861	10,956	10,854	10,772	10,728	10,607	10,613	10,521	10,469	10,387	10,276	10,176	10,221	10,276	10,263	10,240	10,228	10,148	10,183	10,189	10,226	10,310	10,249	10,332	10,328	10,381	10,339	10,287	10,330	10,232	10,171	10,149	10,108	10,058	9,998	10,238	10,291	10,326	10,333	10,321	10,235	10,259	10,228	10,242	10,229	10,160	10,146	10,152	10,138	10,097	10,092	10,060	10,047	10,060	10,083	10,077	10,128	10,041	10,054	10,049	10,025	10,048	10,006	10,000
North Carolina Tax-Free Income Series
Account Value [Line Items]
Line Graph and Table Measure Name	North Carolina Tax-Free Income Series
Account Value	$ 11,963																																																																																														11,943																																	11,958			11,184			11,627			11,666			11,406			10,932			11,399			11,811			12,580			12,486			12,528			12,351			12,431			12,233			12,149			11,901			11,835			11,807			11,628			11,409			11,131			10,969			11,003			10,949			11,107			10,986			10,865			10,706			10,614			10,957			11,050			10,757			10,608			10,467			10,300			10,392			10,325			10,158			10,000
Mississippi Tax-Free Income Series
Account Value [Line Items]
Line Graph and Table Measure Name	Mississippi Tax-Free Income Series
Account Value	$ 12,111																																																																																														12,094																																	12,143			11,451			11,804			11,837			11,642			11,243			11,669			11,987			12,648			12,563			12,609			12,460			12,482			12,339			12,280			12,039			11,994			11,951			11,806			11,613			11,334			11,169			11,213			11,155			11,301			11,216			11,103			10,908			10,805			11,101			11,157			10,901			10,734			10,563			10,380			10,497			10,386			10,205			10,000
Kentucky Tax-Free Short-to-Medium Series
Account Value [Line Items]
Line Graph and Table Measure Name	Kentucky Tax-Free Short-to-Medium Series
Account Value	$ 11,217																																																																								11,132											11,178											11,225											11,227											11,230											11,255	11,149	10,870	10,873	10,986	11,033	11,016	10,957	11,026	11,053	10,908	11,065	10,921	10,905	10,676	10,682	10,880	11,013	10,892	10,919	10,819	10,932	11,107	11,136	11,311	11,296	11,282	11,310	11,337	11,364	11,328	11,334	11,317	11,281	11,265	11,292	11,297	11,281	11,245	11,250	11,235	11,260	11,121	11,126	10,885	10,931	11,139	11,084	10,966	10,930	10,915	10,900	10,986	10,910	10,833	10,777	10,680	10,684	10,607	10,552	10,476	10,380	10,304	10,328	10,392	10,377	10,361	10,326	10,251	10,294	10,298	10,344	10,387	10,332	10,435	10,440	10,523	10,469	10,394	10,438	10,325	10,251	10,235	10,182	10,128	10,055	10,367	10,428	10,452	10,437	10,440	10,348	10,370	10,316	10,318	10,321	10,210	10,174	10,177	10,159	10,105	10,087	10,050	10,051	10,090	10,110	10,092	10,131	10,056	10,055	10,056	10,037	10,056	10,019	10,000
Kentucky Tax-Free Income Series
Account Value [Line Items]
Line Graph and Table Measure Name	Kentucky Tax-Free Income Series
Account Value	$ 12,130																																																																																														12,132																																	12,151			11,292			11,774			11,777			11,555			11,092			11,503			11,894			12,584			12,482			12,519			12,335			12,354			12,179			11,965			11,872			11,839			11,790			11,607			11,381			11,096			10,908			10,927			10,860			10,992			10,908			10,827			10,662			10,553			10,849			10,903			10,686			10,523			10,398			10,262			10,347			10,264			10,148			10,000
Alabama Tax-Free Income Series
Account Value [Line Items]
Line Graph and Table Measure Name	Alabama Tax-Free Income Series
Account Value	$ 12,224																																																																																														12,207																																	12,257			11,382			11,848			11,919			11,682			11,244			11,722			12,066			12,792			12,693			12,745			12,559			12,628			12,456			12,382			12,105			11,999			11,930			11,738			11,490			11,198			11,045			11,094			11,030			11,149			11,049			10,958			10,806			10,707			10,982			11,049			10,786			10,650			10,507			10,364			10,455			10,373			10,190			10,000
Bloomberg Taxable Municipal Index [Member]
Account Value [Line Items]
Account Value		$ 13,294	$ 12,214	$ 14,916	$ 14,777	$ 13,371	$ 12,038	$ 11,963	$ 11,061	$ 10,574	$ 10,465	$ 12,665	$ 12,268	$ 15,051	$ 14,619	$ 13,466	$ 11,770	$ 11,870	$ 11,062	$ 10,564	$ 10,364	$ 12,069	$ 11,740	$ 14,909	$ 14,345	$ 13,497	$ 11,673	$ 11,835	$ 11,469	$ 10,504	$ 10,225	$ 12,321	$ 12,040	$ 14,851	$ 14,570	$ 13,498	$ 11,793	$ 11,781	$ 11,662	$ 10,502	$ 10,086	$ 12,687	$ 12,702	$ 15,038	$ 14,513	$ 13,688	$ 11,906	$ 11,879	$ 11,718	$ 10,408	$ 10,241	$ 12,738	$ 13,079	$ 15,066	$ 14,679	$ 13,095	$ 11,799	$ 11,649	$ 11,761	$ 10,428	$ 10,016	$ 13,283	$ 12,795	$ 12,832	$ 14,822	$ 14,325	$ 13,057	$ 11,842	$ 11,536	$ 11,605	$ 10,296	$ 10,000		$ 13,145	$ 12,821	$ 12,858	$ 14,577	$ 13,912	$ 12,918	$ 11,829	$ 11,489	$ 11,283	$ 10,487		$ 12,921	$ 13,008	$ 12,948	$ 14,481	$ 13,747	$ 12,491	$ 11,724	$ 11,348	$ 11,104	$ 10,565		$ 13,307	$ 12,850	$ 13,680	$ 14,264	$ 13,528	$ 12,495	$ 11,840	$ 11,248	$ 11,055	$ 10,698		$ 13,137	$ 12,539	$ 14,405	$ 14,486	$ 14,424	$ 12,119	$ 11,682	$ 11,266	$ 10,987	$ 10,636		$ 13,286	$ 12,830	$ 14,538	$ 14,774	$ 13,930	$ 12,127	$ 11,795	$ 11,138	$ 10,856	$ 10,851
Bloomberg Intermediate U.S. Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government Bond Index
Account Value	$ 11,185																																																																								$ 11,091											$ 10,969											11,120											$ 11,065											$ 11,183											11,159	$ 10,931	$ 10,697	10,732	$ 10,835	$ 10,829	10,817	$ 10,917	$ 10,998	10,940	$ 10,680	$ 10,869	10,698	$ 10,724	$ 10,543	10,591	$ 10,849	$ 11,070	10,925	$ 11,006	$ 10,932	11,109	$ 11,395	$ 11,447	11,594	$ 11,625	$ 11,596	11,662	$ 11,733	$ 11,752	11,662	$ 11,671	$ 11,634	11,591	$ 11,670	$ 11,767	11,794	$ 11,791	$ 11,776	11,820	$ 11,811	$ 11,834	11,797	$ 11,786	$ 11,765	11,733	$ 11,498	$ 11,312	11,155	$ 11,158	$ 11,185	11,153	$ 11,202	$ 11,004	11,023	$ 10,933	$ 10,776	10,771	$ 10,641	$ 10,649	10,603	$ 10,448	$ 10,377	10,373	$ 10,426	$ 10,364	10,384	$ 10,386	$ 10,319	10,378	$ 10,324	$ 10,355	10,454	$ 10,451	$ 10,483	10,497	$ 10,558	$ 10,494	10,461	$ 10,488	$ 10,447	10,393	$ 10,387	$ 10,357	10,337	$ 10,340	$ 10,516	10,567	$ 10,549	$ 10,596	10,592	$ 10,444	$ 10,459	10,462	$ 10,443	$ 10,391	10,229	$ 10,248	$ 10,282	10,315	$ 10,239	$ 10,233	10,192	$ 10,232	$ 10,227	10,236	$ 10,182	$ 10,271	10,110	$ 10,136	$ 10,085	10,015	$ 10,049	$ 9,988	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,677																																																																																														$ 12,679																																	$ 12,728			$ 11,797			$ 12,283			$ 12,295			$ 11,963			$ 11,491			$ 11,903			$ 12,264			$ 13,078			$ 12,985			$ 13,019			$ 12,837			$ 12,882			$ 12,652			$ 12,490			$ 12,159			$ 12,236			$ 12,146			$ 11,958			$ 11,708			$ 11,378			$ 11,190			$ 11,207			$ 11,110			$ 11,234			$ 11,151			$ 11,034			$ 10,822			$ 10,654			$ 11,054			$ 11,088			$ 10,806			$ 10,628			$ 10,470			$ 10,300			$ 10,392			$ 10,288			$ 10,149			$ 10,000